Financial investments - Summary investments measured under available-for-sale (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Financial investments
Fair value	¥ 142,709,383	$ 20,407,170	¥ 406,718,669
Additions	281,795,031	40,296,153	125,500,826
Settlements	(34,723,065)	(4,965,332)	(398,996,244)
Unrealized gains (losses) accumulated in other comprehensive income	3,965,808	567,103	485,868
Total realized gains	8,509,461	1,216,837	7,914,986
Exchange differences	(7,358,869)	(1,052,305)	1,085,278
Fair value	394,897,749	56,469,626	142,709,383
Amortized cost	390,931,941		141,685,928	$ 55,902,523
US Treasury securities with original maturities over three months
Financial investments
Fair value	0	0	56,181,082
Additions	281,795,031	40,296,153	0
Settlements	0	0	(56,243,877)
Unrealized gains (losses) accumulated in other comprehensive income	0	0	0
Total realized gains	4,784,483	684,172	62,795
Exchange differences	(4,753,473)	(679,738)
Fair value	281,826,041	40,300,587	0
Allowance for Credit Loss	0		0
Amortized cost	281,826,041			40,300,587
Wealth management products with no fixed term
Financial investments
Fair value	31,023,455	4,436,295	350,537,587
Additions	0	0	0
Settlements	(31,137,165)	(4,452,555)	(326,818,365)
Unrealized gains (losses) accumulated in other comprehensive income	0	0	485,868
Total realized gains	113,710	16,260	6,818,365
Exchange differences	0	0
Fair value	0	0	31,023,455
Amortized cost	0		30,000,000	0
Fund Linked Notes
Financial investments
Fair value	111,685,928	15,970,875	0
Additions	0	0	125,500,826
Settlements	(3,585,900)	(512,777)	(15,934,002)
Unrealized gains (losses) accumulated in other comprehensive income	3,965,808	567,103	0
Total realized gains	3,611,268	516,405	1,033,826
Exchange differences	(2,605,396)	(372,567)	1,085,278
Fair value	113,071,708	$ 16,169,039	111,685,928
Allowance for Credit Loss	0		0
Amortized cost	¥ 109,105,900		¥ 111,685,928	$ 15,601,936